Derivative Instruments (Offsetting Derivative Assets) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Offsetting Assets [Line Items]
Gross amounts of recognized assets	$ 2,670,555	$ 8,161,665
Gross amounts offset in the Statement of Financial Condition	(1,526,532)	(4,107,566)
Net amounts of assets presented in the Statement of Financial Condition	1,144,023	4,054,099
Financial Instruments
Collateral Received	(1,144,023)	(3,438,143)
Net Amount		$ 615,956
Collateral disclosed as a percentage of net assets, maximum allowed	100.00%	100.00%
Counterparty C [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	$ 361,032	$ 1,495,182
Financial Instruments
Collateral Received	(361,032)	(1,495,182)
Net Amount
Counterparty G [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition		615,956
Financial Instruments
Net Amount		615,956
Counterparty I [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	461,418	825,947
Financial Instruments
Collateral Received	(461,418)	(825,947)
Net Amount
Counterparty J [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	321,573	1,117,014
Financial Instruments
Collateral Received	(321,573)	(1,117,014)
Net Amount
Futures Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets		6,359,615
Gross amounts offset in the Statement of Financial Condition		(2,921,472)
Net amounts of assets presented in the Statement of Financial Condition		3,438,143
Futures Contracts [Member] | Counterparty C [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	714,978	1,952,371
Gross amounts offset in the Statement of Financial Condition	(353,946)	(457,189)
Net amounts of assets presented in the Statement of Financial Condition	361,032	1,495,182
Futures Contracts [Member] | Counterparty I [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	1,424,901	2,979,378
Gross amounts offset in the Statement of Financial Condition	(963,483)	(2,153,431)
Net amounts of assets presented in the Statement of Financial Condition	461,418	825,947
Futures Contracts [Member] | Counterparty J [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	530,676	1,427,866
Gross amounts offset in the Statement of Financial Condition	(209,103)	(310,852)
Net amounts of assets presented in the Statement of Financial Condition	$ 321,573	1,117,014
Forward Currency Contracts [Member] | Counterparty G [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets		1,802,050
Gross amounts offset in the Statement of Financial Condition		(1,186,094)
Net amounts of assets presented in the Statement of Financial Condition		$ 615,956